Financial Information of the Parent Company - Schedule of Statements of Operations (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Condensed Income Statements, Captions [Line Items]
General and administration expenses	$ (82,138)	$ (4,597)
Other income	0	0
Other expenses	(21,844)	0
Exchange gain	24,676	0
Income from equity-method investment	844,226	1,552,944
Net income	$ 764,919	$ 1,548,347